DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2021
Discontinued Operation [Abstract]
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS
The Company has sold (i) all of the equity interests in Rise (Tianjin) Education Information Consulting Co., Ltd. to Wuhan Xinsili Culture Development Co., Ltd. on December 28, 2021; and (ii) all of the equity interests in RISE Education International Limited and Rise IP (Cayman) Limited to Bain Capital Rise Education IV Cayman Limited on December 30, 2021. Upon completion of the Sale, the Company has, through its subsidiaries, sold substantially all its assets. See Note 1.
As refer to Note 2 – Principles of consolidation, in connection with the Sale, the Group evaluated and concluded that the subsidiaries in the Sale list should be accounted as discontinued operations during the year ended and as of December 31, 2021.
During the year ended December 31, 2021, prior to the Sale mentioned above, details of the Company’s principal subsidiaries, the VIE and the VIE’s subsidiaries and schools in the Sale list are as follows:

Percentage
of equity
interest
attributable
	Date of	Place of	to the	Principal
Name	establishment	establishment	company	activity
Subsidiaries of the Company:
Rise IP (Cayman) Limited (“Rise IP”)	24-Jul-13	Cayman Islands	100%	Educational consulting
Edge Franchising Co., Limited (“Edge Franchising”)	16-Mar-16	Hong Kong	100%	Educational consulting
Rise Education International Limited (“Rise HK”)	24-Jun-13	Hong Kong	100%	Educational consulting
Edge Online Co., Limited	1-Apr-18	Hong Kong	100%	Educational consulting
Rise (Tianjin) Education Information Consulting Co., Ltd. (“Rise Tianjin” or “WFOE”)	12-Aug-13	PRC	100%	Educational consulting, Sale of course materials, study tour service
VIE:
Beijing Step Ahead Education Technology Development Co., Ltd.	2-Jan-08	PRC	—	Educational consulting
VIE’s subsidiaries and schools:
Beijing Haidian District Step Ahead Training School	18-Sep-08	PRC	—	Language education
Beijing Shijingshan District Step Ahead Training School	14-Jul-09	PRC	—	Language education
Beijing Changping District Step Ahead Training School	3-Jul-09	PRC	—	Language education
Beijing Chaoyang District Step Ahead Training School	20-Jul-09	PRC	—	Language education
Beijing Xicheng District RISE Immersion Subject English Training School	5-Feb-10	PRC	—	Language education
Beijing Dongcheng District RISE Immersion Subject English Training School	30-Jul-10	PRC	—	Language education
Beijing Tongzhou District RISE Immersion Subject English Training School	19-Apr-11	PRC	—	Language education
Beijing Daxing District RISE Immersion Subject English Training School	31-Mar-13	PRC	—	Language education
Beijing Fengtai District RISE Immersion Subject English Training School	28-Feb-12	PRC	—	Language education

Percentage
of equity
interest
attributable
	Date of	Place of	to the	Principal
Name	establishment	establishment	company	activity
Beijing RISE Immersion Subject English Training School Co., Ltd.	26-Oct-18	PRC	—	Language education
Beijing Step Ahead Rise Education Technology Co., Ltd.	11-Dec-19	PRC	—	Language education
Beijing Huairou Ruida Education Training School	19-Jan-18	PRC		Language education
Shanghai Boyu Investment Management Co., Ltd.	29-Jan-12	PRC	—	Language education
Shanghai Riverdeep Education Information Consulting Co., Ltd.	8-Mar-10	PRC		Educational consulting services
Shanghai Ruiaidisi English Training School Co., Ltd.	5-Aug-19	PRC	—	Language education
Kunshan Ruiaidisi Education Technology Co., Ltd.	30-Jul-19	PRC	—	Language education
Guangzhou Ruisi Education Technology Development Co., Ltd.	17-Aug-12	PRC	—	Training services
Guangzhou Yuexiu District RISE Immersion Subject English Training School	29-Apr-14	PRC	—	Language education
Guangzhou Haizhu District RISE Immersion Subject English Training School-Chigang	8-Dec-14	PRC	—	Language education
Guangzhou Tianhe District RISE Immersion Subject English Training School	11-Jul-17	PRC	—	Language education
Guangzhou Liwan District Rise Education Training Center Co., Ltd.	25-Nov-19	PRC	—	Language education
Guangzhou Tianhe District Ruisi Education Consulting Co., Ltd.	11-Jul-17	PRC	—	Language education
Foshan Nanhai District Step Ahead Education Consulting Co., Ltd.	21-Jan-20	PRC	—	Language education
Shenzhen Mei Ruisi Education Management Co., Ltd.	28-Feb-14	PRC	—	Training services
Shenzhen Futian District Rise Training Center	8-Jan-15	PRC	—	Language education
Shenzhen Nanshan District Rise Training Center	26-May-15	PRC	—	Language education
Shenzhen Luohu District Rise Education Training Center	3-Aug-17	PRC	—	Language education
Shenzhen Longhua District Minzhi Rise Training Center	27-May-20	PRC	—	Language education

Percentage
of equity
interest
attributable
	Date of	Place of	to the	Principal
Name	establishment	establishment	company	activity
Wuxi Rise Foreign Language Training Co., Ltd.	5-Jun-13	PRC	—	Training services
Wuxi Ruiying English Training Center Co., Ltd.	10-Jun-19	PRC	—	Language education
Ruisixing (Tianjin) Travel Services Co., Ltd.	3-Jul-18	PRC	—	Traveling services
Hebei Camphor Tree Information Technology Co., Ltd.	5-Nov-15	PRC	—	Investment holding
Shijiazhuang Forest Rock Education Technology Co., Ltd.	28-Aug-18	PRC	—	Investment holding
Shijiazhuang Xinhua District Oriental Red American Education Training School	14-Nov-19	PRC	—	Language education
Shijiazhuang Xinhua District Zhuoshuo Training School Co., Ltd.	13-Dec-19	PRC	—	Language education
Shijiazhuang Yuhua District Ai Ruisi Education Training School	1-Feb-19	PRC	—	Language education
Shijiazhuang Yuhua District Oriental Red Education Training School	1-Feb-19	PRC	—	Language education
Shijiazhuang Chang’an District Jinshuo Culture Education Training School Co., Ltd.	1-Apr-19	PRC	—	Language education
Shijiazhuang Qiaoxi District Deshuo Training School Co., Ltd.	27-Aug-20	PRC	—	Language education
Shijiazhuang Yuhua District Boshuo Training School Co., Ltd.	2-Jan-20	PRC	—	Language education
The following tables set forth the assets, liabilities, results of operations and cash flows of discontinued operations, that were included in the Group’s consolidated financial statements (in thousands):

As at December 31, 2020
RMB
ASSETS
Current assets:
Cash and cash equivalents	549,486
Restricted cash	79,320
Accounts receivable, net	2,281
Amounts due from related parties	552
Inventories	7,814
Prepayments and other current assets	90,047
Total current assets of discontinued operations	729,500
Non-current assets:
Property and equipment, net	107,537
Intangible assets, net	185,647
Long-term investment	—
Goodwill	659,255
Deferred tax assets, net	34,241
Other non-current assets	55,853
Operating lease right-of-use assets	639,304
Total non-current assets of discontinued operations	1,681,837
Total assets belong to discontinued operations	2,411,337
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities (including current liabilities of the variable interest entity (“VIE”) without recourse to the Company amounting to RMB882,038 (US$135,178) as of December 31, 2020):
Accounts payable	11,028
Accrued expenses and other current liabilities	162,724
Deferred revenue and customer advances	563,736
Income taxes payable	5,556
Current portion of operating lease liabilities	197,098
Total current liabilities of discontinued operations	940,142
Non-current liabilities (including non-current liabilities of the VIE without recourse to the Company amounting to RMB499,092 (US$76,489) as of December 31, 2020):
Deferred revenue and customer advances	38,204
Operating lease liabilities	452,485
Deferred tax liabilities, net	24,011
Other non-current liabilities	50,447
Total non-current liabilities of discontinued operations	565,147
Total liabilities of discontinued operations	1,505,289

	2019	2020	2021
	RMB	RMB	RMB
Revenues	1,529,447	958,467	890,386
Cost of revenues	(694,693)	(602,934)	(596,412)
Gross profit	834,754	355,533	293,974
Operating expenses:
Selling and marketing	(307,339)	(233,687)	(191,816)
General and administrativ e	(289,351)	(242,633)	(417,381)
Research and development expenses	—	—	—
Total operating expenses	(596,690)	(476,320)	(609,197)
Operating income/(loss)	238,064	(120,787)	(315,223)
Interest income	17,872	15,078	8,640
Interest expense	(34,093)	(23,611)	(16,823)
Foreign currency exchange gain/(loss)	(1,506)	(187)	1,627
Other income, net	10,115	26,961	(78,908)
Impairment loss of long-term investment	—	(37,000)	—
Income/(loss) before income tax expense	230,452	(139,546)	(400,687)
Loss on sale of discontinued operations	—	—	(97,777)
Income tax (expense)/benefit	(70,697)	15,695	(8,816)
Net income/(loss) from discontinued operations	159,755	(123,851)	(507,280)

Net cash (used in) discontinued operating activities	(19,696)	(187,127)	(509,825)
Net cash (used in) discontinued investing activities	(114,716)	(111,782)	(53,535)
Net cash (used in) discontinued financing activities	—	—	(23,308)